Related party transactions - The amounts due to and from related parties (Details) - CAD ($)	Aug. 31, 2021	Aug. 31, 2020
Disclosure of transactions between related parties [line items]
Current advances from related parties		$ 898,489
Share subscription receivable	$ 39,200
Advances to related parties [note 17]	185,407
Amounts due to related parties included in trade and other payable	122,260	5,419
Alexandre Mongeon
Disclosure of transactions between related parties [line items]
Current advances from related parties		141,972
Share subscription receivable	14,200
Advances to related parties [note 17]	185,407
Amounts due to related parties included in trade and other payable	74,157	3,005
Patrick Bobby
Disclosure of transactions between related parties [line items]
Current advances from related parties		139,473
Amounts due to related parties included in trade and other payable	11,092	2,414
Robert Ghetti
Disclosure of transactions between related parties [line items]
Current advances from related parties		64,750
Immobilier R. Ghetti Inc.
Disclosure of transactions between related parties [line items]
Current advances from related parties		16,487
Socit de Placement Robert Ghetti Inc.
Disclosure of transactions between related parties [line items]
Current advances from related parties		279,376
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Current advances from related parties		104,931
Share subscription receivable	25,000
Gestion Toyma Inc.
Disclosure of transactions between related parties [line items]
Current advances from related parties		$ 151,500
Kulwant Sandher
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	7,054
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	$ 29,957